Changes in Accumulated Other Comprehensive Income - Reclassifications Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Interest rate contracts		$ (84,748)	$ (83,686)	$ (86,785)
Provision for taxes	$ 100	(1,112)	(71,418)	$ (22,192)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Provision for taxes		(1,484)	(1,361)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Interest Rate Swap [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Interest rate contracts		9,459	8,671
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Losses on cash flow hedges		$ 7,975	$ 7,310